COLUMBIA FUNDS SERIES TRUST

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

(each a “Fund”, together the “Funds”)

Supplement dated August 10, 2009 to the

Statement of Additional Information dated July 1, 2009

Effective July 24, 2009, in the section entitled “Investment Advisory and Other Services—The Advisor and Investment Advisory Services,” the following information as it pertains to each Fund is revised as follows:

1.	All references to Peter S. Joo as portfolio manager of the Funds are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Alfred F. Alley, III	Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund

3.	The following is added to the table under the heading “Compensation”:

Portfolio Manager/Fund(s)	Primary Benchmark(s)	Peer Group(s)
Alfred F. Alley, III (Large Cap Index Fund, Mid Cap Index Fund, Small Cap Index Fund)	S&P 500® Index S&P MidCap 400 Index S&P Small Cap 600 Index	Lipper S&P 500 Index Objective Funds Classification Lipper Mid-Cap Core Funds Classification Lipper Small-Cap Core Funds Classification

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Alfred F. Alley, III*(d)	0	$0	0	$0	7	$76.9 million
Alfred F. Alley, III*(e)	0	$0	0	$0	7	$76.9 million
Alfred F. Alley, III*(f)	0	$0	0	$0	7	$76.9 million

*	Account information is provided as of June 30, 2009.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Index Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Index Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Index Fund.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Alfred F. Alley, III*(j)	0	$0	0	$0	0	$0
Alfred F. Alley, III*(k)	0	$0	0	$0	0	$0
Alfred F. Alley, III*(l)	0	$0	0	$0	0	$0

*	Account information is provided as of June 30, 2009.
(j)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Index Fund.
(k)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Index Fund.
(l)	“Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Index Fund.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of February 28, 2009”:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
Alfred F. Alley, III*	Large Cap Index Fund	None
	Mid Cap Index Fund	None
	Small Cap Index Fund	$1 - $10,000(a)

*	Account information is provided as of June 30, 2009.
(a)	Excludes any notional investments.

Shareholders should retain this Supplement for future reference.

INT-50/21808-0809